UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment:	[ ]; Amendment Number:
  This Amendment (Check only one.)  [ ] is a restatement.
					___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fairview Capital Investment Management, LLC
Address:	300 Drakes Landing Road, Suite 250
		Greenbrae, CA  94904

Form 13F File Number:	028-06786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marcia Nakamura
Title:	Compliance Officer
Phone:	415-464-4640

Signature, Place and Date of Signing:

	/s/	Marcia Nakamura	Greenbrae, CA			February 14, 2013

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

___	13F 	NOTICE.

___	13F COMBINATION REPORT.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		68

Form 13F Information Table Value Total:		$627,787 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES BARCLAYS 1-3 YR CREDIT ETF              464288646    14523   137687 SH       Sole                   121087             16600
ISHARES BARCLAYS TIPS BOND FUN ETF              464287176     3288    27083 SH       Sole                    26783               300
ISHARES TR HIGH YIELD CORP     ETF              464288513    13466   144250 SH       Sole                   134750              9500
POWERSHARES GLOBAL ETF SOVEREI ETF              73936T573     9974   317165 SH       Sole                   291365             25800
SPDR BARCLAYS INT'L TB ETF     ETF              78464A516     8375   137275 SH       Sole                   131275              6000
ABBOTT LABS                    COM              002824100      467     7133 SH       Sole                     7133
AMERICAN TOWER REIT INC        COM              03027X100     8874   114850 SH       Sole                   107280              7570
AMERISOURCEBERGEN CORP COM     COM              03073E105     1105    25588 SH       Sole                    25588
APPLE COMPUTER INC             COM              037833100      875     1644 SH       Sole                     1644
AUTO DATA PROCESS INC          COM              053015103     1227    21558 SH       Sole                    21283               275
BANK OF HAWAII                 COM              062540109      641    14558 SH       Sole                    14558
BARD CR INC                    COM              067383109     1053    10774 SH       Sole                    10774
BCE INC COM                    COM              05534B760     1277    29745 SH       Sole                    29745
BECTON DICKINSON & CO          COM              075887109      869    11112 SH       Sole                    11112
CATERPILLAR                    COM              149123101      587     6553 SH       Sole                     6553
CHENIERE ENERGY INC            COM              16411R208    27513  1465000 SH       Sole                  1465000
CHEVRON CORP                   COM              166764100    14923   137997 SH       Sole                   130397              7600
CINTAS CORP                    COM              172908105    14718   359850 SH       Sole                   340950             18900
COCA COLA CO                   COM              191216100      218     6010 SH       Sole                     6010
COLGATE PALMOLIVE CO           COM              194162103     1336    12779 SH       Sole                    12634               145
COMCAST CORP CL A              COM              20030N200      213     5925 SH       Sole                     5925
CONOCOPHILLIPS                 COM              20825c104      799    13781 SH       Sole                    13781
CROWN CASTLE INTL CORP         COM              228227104    22676   314253 SH       Sole                   303835             10418
DISCOVERY COMMUNICATIONS INC   COM              25470f302    25543   436635 SH       Sole                   435635              1000
DISCOVERY HOLDING COMPANY      COM              25470F104     3135    49388 SH       Sole                    39788              9600
EATON CORP PLC                 COM              G29183103      700    12915 SH       Sole                    12915
ELECTR FOR IMAGING INC         COM              286082102    15627   822889 SH       Sole                   769589             53300
EMERSON ELEC CO                COM              291011104      572    10798 SH       Sole                    10798
EXXON MOBIL CORP               COM              30231G102    16790   193987 SH       Sole                   184152              9835
FLUOR CORP                     COM              343412102    16409   279350 SH       Sole                   264550             14800
GENERAL ELEC CO                COM              369604103    15748   750271 SH       Sole                   712371             37900
INT'L BUSINESS MACHINES        COM              459200101     1617     8440 SH       Sole                     8340               100
INTEL CORP                     COM              458140100    12376   600180 SH       Sole                   565880             34300
JOHNSON & JOHNSON              COM              478160104    18885   269406 SH       Sole                   256171             13235
LAMAR ADVERTISING CO-CL A      COM              512815101    24480   631750 SH       Sole                   613250             18500
LIBERTY MEDIA INTERACTIVE A    COM              53071m104    33650  1709861 SH       Sole                  1666058             43803
LIBERTY VENTURES A             COM              53071M880     5257    77581 SH       Sole                    75206              2375
LPL FINANCIAL HOLDINGS INC     COM              50212V100    38975  1384050 SH       Sole                  1356650             27400
MAC-GRAY CORP CMN              COM              554153106     3286   261863 SH       Sole                   261863
MAGELLAN MIDSTREAM PARTNERS    COM              559080106    15799   365808 SH       Sole                   365808
MASTERCARD INC.                COM              57636Q104     1370     2789 SH       Sole                     2789
MICROSOFT CORP                 COM              594918104     1337    50040 SH       Sole                    50040
NATIONAL CINEMEDIA INC         COM              635309107    29226  2068400 SH       Sole                  2015300             53100
NESTLE S A ADRS                COM              641069406      418     6417 SH       Sole                     6417
NORTHERN TRUST CORP            COM              665859104    15030   299650 SH       Sole                   284350             15300
NOVO-NORDISK ADR               COM              670100205      284     1743 SH       Sole                     1743
ONEOK INC NEW COM              COM              682680103      235     5500 SH       Sole                     5500
PEPSICO INC                    COM              713448108     1137    16613 SH       Sole                    16613
PFIZER INC                     COM              717081103     1421    56665 SH       Sole                    56065               600
PNC BANK                       COM              693475105      826    14160 SH       Sole                    14160
PROCTER & GAMBLE               COM              742718109    16670   245548 SH       Sole                   233848             11700
PROGRESSIVE WASTE SOLU COM     COM              74339G101    12875   596050 SH       Sole                   596050
SEASPAN CORP                   COM              Y75638109    36728  2291197 SH       Sole                  2235454             55743
SYSCO CORP                     COM              871829107    18956   598733 SH       Sole                   568963             29770
TELEFLEX INC                   COM              879369106    13292   186400 SH       Sole                   176000             10400
TRANSCANADA CORP COM           COM              89353D107      284     6000 SH       Sole                     6000
UNILEVER NV                    COM              904784709     1352    35288 SH       Sole                    35288
UNITED PARCEL SERVICE          COM              911312106    16627   225506 SH       Sole                   213486             12020
VIASAT                         COM              92552V100    16144   415000 SH       Sole                   415000
WAL-MART STORES INC            COM              931142103    16009   234639 SH       Sole                   229539              5100
WELLS FARGO & CO NEW           COM              949746101      362    10586 SH       Sole                    10586
WESTAR ENERGY INC              COM              95709T100      572    20000 SH       Sole                    20000
ALPS ETF ALERIAN MLP           ETF              00162Q866     5099   319700 SH       Sole                   269400             50300
VANGUARD MSCI EAFE ETF         ETF              921943858     4624   131250 SH       Sole                   127950              3300
VANGUARD MSCI EMERGING MKT ETF ETF              922042858    13824   310450 SH       Sole                   286150             24300
SPDR DOW JONES INT'L REAL ESTA ETF              78463X863     2289    55346 SH       Sole                    54946               400
SPDR GOLD TRUST SHS            ETF              78463V107     2071    12785 SH       Sole                    12685               100
VANGUARD REIT INDEX ETF        ETF              922908553      877    13333 SH       Sole                    13033               300